ACQUISITIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Business Acquisition [Line Items]
Prepaid royalties non current		$ 339,091	$ 339,091	$ 140,843
Warrants to purschase common stock		250,000
Revenue, remaining performance obligation, percentage		6.00%
Additional revenues		$ 50,000,000
Deferred revenue, period increase (decrease)		$ 200,000,000
Economic life		10 years
Percentage of weighted average cost inventory		33.80%
Common stock, shares, issued		40,528,191	40,528,191	45,366,760
Common stock, shares, outstanding		40,528,191	40,528,191	45,366,760
Notes payable		$ 218,100	$ 469,252
Unit Purchase Agreement [Member]
Business Acquisition [Line Items]
Notes payable		$ 278,678
My Health Logic [Member]
Business Acquisition [Line Items]
Percentage of weighted average cost inventory		37.50%
Notes payable		$ 468,137
Debt instrument, interest rate		9.00%
Interest expense, medium-term notes		$ 19,662	$ 1,115
Trade Names [Member]
Business Acquisition [Line Items]
Economic life		14 years
Software [Member] | My Health Logic [Member]
Business Acquisition [Line Items]
Economic life		15 years
Lab On Chip Technology [Member] | My Health Logic [Member]
Business Acquisition [Line Items]
Finite lived intangible assets, remaining useful life		17 years
Duragraft [Member]
Business Acquisition [Line Items]
Economic life		13 years
H L Two Holdings [Member]
Business Acquisition [Line Items]
Stock exchange acquisition common stock	$ 4,600,000
Common stock issued	230,000
Acquisition	11.35%
Common stock, shares, issued	40,528,191
Common stock, shares, outstanding	40,528,191
Royalty [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage		5.00%
Additional revenues		$ 50,000,000
Subsequent sale percentage		10.00%
Royalty [Member] | Minimum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage		4.00%
Sale proceeds liquidation preference		15.00%
Royalty [Member] | Maximum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage		2.00%
Deferred revenue, period increase (decrease)		$ 50,000,000
Deferred revenue, revenue recognized		200,000,000
Liquidation preference		$ 20,000,000
Restricted Stock [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, issued for services		10,000,000
Warrants to purschase common stock		3,000,000
Exercise price of warrants or rights		$ 5.00
Warrants term		5 years
Restricted Stock [Member] | Performance Warrants [Member]
Business Acquisition [Line Items]
Warrants to purschase common stock		4,000,000